Stockholders' Equity (Reclassifications Out of Accumulated Other Comprehensive Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		¥ (5,150,750)	¥ (5,188,259)	¥ (4,753,010)
Income before income taxes		1,011,648	699,049	251,619
Tax expense or (benefit)		(45,098)	(151,770)	(124,058)
Net income attributable to Sony Corporation's stockholders		916,271	490,794	73,289
Amount reclassified from accumulated other comprehensive income (loss)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Sony Corporation's stockholders		6,929	8,924	1,545
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Financial services revenue		235	(646)	(4,560)
Gain on sale of securities investments, net			(561)	(30)
Income before income taxes		235	(1,207)	(4,590)
Tax expense or (benefit)		(74)	264	1,304
Net income attributable to Sony Corporation's stockholders		161	(943)	(3,286)
Amount reclassified from accumulated other comprehensive income (loss) | Unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales		(1,093)	1,111	(5,583)
Income before income taxes		(1,093)	1,111	(5,583)
Tax expense or (benefit)				1,695
Net income attributable to Sony Corporation's stockholders		(1,093)	1,111	(3,888)
Amount reclassified from accumulated other comprehensive income (loss) | Pension liability adjustment
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension liability adjustment	[1]	9,891	11,034	13,044
Tax expense or (benefit)		(403)	(423)	(4,325)
Net income attributable to Sony Corporation's stockholders		9,488	10,611	¥ 8,719
Amount reclassified from accumulated other comprehensive income (loss) | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Foreign currency translation adjustments		(1,627)	(1,855)
Net income attributable to Sony Corporation's stockholders		¥ (1,627)	¥ (1,855)

[1]	The amortization of pension and postretirement benefit components are included in the computation of net periodic pension cost. Refer to Note 15.